Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory

As of June 30, 2020 and December 31, 2019, inventory consisted of the following (in millions):

	June 30,	December 31,
	2020	2019
Natural gas	$6	$7
LNG	8	6
Materials and other	61	56
Total inventory	$75	$69

As of December 31, 2019 and 2018, inventory consisted of the following (in thousands):

	December 31,
	2019	2018
Natural gas	$6,870	$1,326
LNG	6,103	—
Materials and other	56,206	24,872
Total inventory	$69,179	$26,198